Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Financial Assets not Qualifying for Derecognition) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Other financial asset [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 92,390	$ 93,506
Associated liabilities	35,364	40,450
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	40,642	33,166
Associated liabilities	40,088	32,442
At fair value [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	38,674	30,543
At fair value [member] | Securitisations [member] | Other financial asset [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	1,968	2,623
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	40,670	33,406
Associated liabilities	40,124	32,684
Gross carrying amount [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	38,704	30,787
Gross carrying amount [member] | Securitisations [member] | Other financial asset [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 1,966	$ 2,619